Federated International Leaders Fund
A Portfolio of Federated World Investment Series, Inc.
CLASS A SHARES (TICKER FGFAX)
CLASS B SHARES (TICKER FGFBX)
CLASS C SHARES (TICKER FGFCX)
CLASS R SHARES (TICKER FGFRX)
INSTITUTIONAL SHARES (TICKER FGFLX)
CLASS R6 SHARES (TICKER FGRSX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2018
The Board of Directors of Federated International Leaders Fund (the “Fund”) has approved a reduction in the Fund's management fee from 0.90% to 0.85% of the Fund's average daily net assets effective June 28, 2018:
1. Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C), Class R Shares (R), Institutional Shares (IS) and Class R6 Shares (R6) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 15 and in “Appendix B” to this Prospectus. If you purchase the Fund's IS and R6 shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.

Shareholder Fees (fees paid directly from your investment)	A	B	C	R	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	0.00%[2]	0.75%	0.75%	0.50%	None	None
Other Expenses	0.52%	0.56%	0.55%	0.40%	0.23%	0.16%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[1]	1.39%	2.18%	2.17%	1.77%	1.10%	1.03%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.15)%	(0.19)%	(0.18)%	(0.35)%	(0.12)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.24%	1.99%	1.99%	1.42%	0.98%	0.93%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Fund has adopted a Distribution (12b-1) Plan for its Class A shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Directors.
3	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2018, total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, tax reclaim recovery expenses, proxy-related expenses and extraordinary expenses, if any) paid by the Fund's A, B, C, R, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.22%, 1.97%, 1.97%, 1.41%, 0.96% and 0.91% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$684	$966	$1,269	$2,127
Expenses assuming no redemption	$684	$966	$1,269	$2,127
B:
Expenses assuming redemption	$771	$1,082	$1,370	$2,313
Expenses assuming no redemption	$221	$682	$1,170	$2,313
C:
Expenses assuming redemption	$320	$679	$1,164	$2.503
Expenses assuming no redemption	$220	$679	$1,164	$2.503
R:
Expenses assuming redemption	$180	$557	$959	$2,084
Expenses assuming no redemption	$180	$557	$959	$2,084
IS:
Expenses assuming redemption	$112	$350	$606	$1,340
Expenses assuming no redemption	$112	$350	$606	$1,340
R6:
Expenses assuming redemption	$105	$328	$569	$1,259
Expenses assuming no redemption	$105	$328	$569	$1,259
June 28, 2018

Federated International Leaders Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454366 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Federated International Leaders Fund
A Portfolio of Federated World Investment Series, Inc.
CLASS A SHARES (TICKER FGFAX)
CLASS B SHARES (TICKER FGFBX)
CLASS C SHARES (TICKER FGFCX)
CLASS R SHARES (TICKER FGFRX)
INSTITUTIONAL SHARES (TICKER FGFLX)
CLASS R6 SHARES (TICKER FGRSX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2018
The Board of Directors of Federated International Leaders Fund (the “Fund”) has approved a reduction in the Fund's management fee from 0.90% to 0.85% of the Fund's average daily net assets effective June 28, 2018:
1. Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C), Class R Shares (R), Institutional Shares (IS) and Class R6 Shares (R6) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 15 and in “Appendix B” to this Prospectus. If you purchase the Fund's IS and R6 shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.
Shareholder Fees (fees paid directly from your investment)	A	B	C	R	IS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution (12b-1) Fee	0.00%[2]	0.75%	0.75%	0.50%	None	None
Other Expenses	0.52%	0.56%	0.55%	0.40%	0.23%	0.16%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[1]	1.39%	2.18%	2.17%	1.77%	1.10%	1.03%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.15)%	(0.19)%	(0.18)%	(0.35)%	(0.12)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.24%	1.99%	1.99%	1.42%	0.98%	0.93%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	The Fund has adopted a Distribution (12b-1) Plan for its Class A shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Directors.
3	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2018, total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, tax reclaim recovery expenses, proxy-related expenses and extraordinary expenses, if any) paid by the Fund's A, B, C, R, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 1.22%, 1.97%, 1.97%, 1.41%, 0.96% and 0.91% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$684	$966	$1,269	$2,127
Expenses assuming no redemption	$684	$966	$1,269	$2,127
B:
Expenses assuming redemption	$771	$1,082	$1,370	$2,313
Expenses assuming no redemption	$221	$682	$1,170	$2,313
C:
Expenses assuming redemption	$320	$679	$1,164	$2.503
Expenses assuming no redemption	$220	$679	$1,164	$2.503
R:
Expenses assuming redemption	$180	$557	$959	$2,084
Expenses assuming no redemption	$180	$557	$959	$2,084
IS:
Expenses assuming redemption	$112	$350	$606	$1,340
Expenses assuming no redemption	$112	$350	$606	$1,340
R6:
Expenses assuming redemption	$105	$328	$569	$1,259
Expenses assuming no redemption	$105	$328	$569	$1,259
2. Under the section entitled “WHO MANAGES THE FUND?” please replace the first sentence of the sub-section “ADVISORY FEES” with the following:
“The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.85% of the Fund's average daily net assets.”
3. Under the section entitled “APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION” please replace the charts with the following:
FEDERATED INTERNATIONAL LEADERS FUND - A CLASS
ANNUAL EXPENSE RATIO: 1.39%
MAXIMUM FRONT-END SALES CHARGE: 5.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$472.50	$9,922.50	$683.73	$9,791.15
2	$9,791.15	$489.56	$10,280.71	$138.55	$10,144.61
3	$10,144.61	$507.23	$10,651.84	$143.56	$10,510.83
4	$10,510.83	$525.54	$11,036.37	$148.74	$10,890.27
5	$10,890.27	$544.51	$11,434.78	$154.11	$11,283.41
6	$11,283.41	$564.17	$11,847.58	$159.67	$11,690.74
7	$11,690.74	$584.54	$12,275.28	$165.43	$12,112.78
8	$12,112.78	$605.64	$12,718.42	$171.41	$12,550.05
9	$12,550.05	$627.50	$13,177.55	$177.59	$13,003.11
10	$13,003.11	$650.16	$13,653.27	$184.01	$13,472.52
Cumulative		$5,571.35		$2,126.80

FEDERATED INTERNATIONAL LEADERS FUND - B CLASS
ANNUAL EXPENSE RATIO: 2.18%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses Investment	Hypothetical Ending
1	$10,000.00	$500.00	$10,500.00	$221.07	$10,282.00
2	$10,282.00	$514.10	$10,796.10	$227.31	$10,571.95
3	$10,571.95	$528.60	$11,100.55	$233.72	$10,870.08
4	$10,870.08	$543.50	$11,413.58	$240.31	$11,176.62
5	$11,176.62	$558.83	$11,735.45	$247.09	$11,491.80
6	$11,491.80	$574.59	$12,066.39	$254.05	$11,815.87
7	$11,815.87	$590.79	$12,406.66	$261.22	$12,149.08
8	$12,149.08	$607.45	$12,756.53	$268.58	$12,491.68
Converts from Class B to Class A				Annual Expense Ratio: 1.39%
9	$12,491.68	$624.58	$13,116.26	$176.77	$12,942.63
10	$12,942.63	$647.13	$13,589.76	$183.15	$13,409.86
Cumulative		$5,689.57		$2,313.27

FEDERATED INTERNATIONAL LEADERS FUND - C CLASS
ANNUAL EXPENSE RATIO: 2.17%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$220.07	$10,283.00
2	$10,283.00	$514.15	$10,797.15	$226.30	$10,574.01
3	$10,574.01	$528.70	$11,102.71	$232.70	$10,873.25
4	$10,873.25	$543.66	$11,416.91	$239.29	$11,180.96
5	$11,180.96	$559.05	$11,740.01	$246.06	$11,497.38
6	$11,497.38	$574.87	$12,072.25	$253.02	$11,822.76
7	$11,822.76	$591.14	$12,413.90	$260.18	$12,157.34
8	$12,157.34	$607.87	$12,765.21	$267.55	$12,501.39
9	$12,501.39	$625.07	$13,126.46	$275.12	$12,855.18
10	$12,855.18	$642.76	$13,497.94	$282.90	$13,218.98
Cumulative		$5,687.27		$2,503.19

FEDERATED INTERNATIONAL LEADERS FUND - R CLASS
ANNUAL EXPENSE RATIO: 1.77%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$179.86	$10,323.00
2	$10,323.00	$516.15	$10,839.15	$185.67	$10,656.43
3	$10,656.43	$532.82	$11,189.25	$191.66	$11,000.63
4	$11,000.63	$550.03	$11,550.66	$197.86	$11,355.95
5	$11,355.95	$567.80	$11,923.75	$204.25	$11,722.75
6	$11,722.75	$586.14	$12,308.89	$210.84	$12,101.39
7	$12,101.39	$605.07	$12,706.46	$217.65	$12,492.26
8	$12,492.26	$624.61	$13,116.87	$224.68	$12,895.76
9	$12,895.76	$644.79	$13,540.55	$231.94	$13,312.29
10	$13,312.29	$665.61	$13,977.90	$239.43	$13,742.28
Cumulative		$5,793.02		$2,083.84

FEDERATED INTERNATIONAL LEADERS FUND - IS CLASS
ANNUAL EXPENSE RATIO: 1.10%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$112.15	$10,390.00
2	$10,390.00	$519.50	$10,909.50	$116.52	$10,795.21
3	$10,795.21	$539.76	$11,334.97	$121.06	$11,216.22
4	$11,216.22	$560.81	$11,777.03	$125.78	$11,653.65
5	$11,653.65	$582.68	$12,236.33	$130.69	$12,108.14
6	$12,108.14	$605.41	$12,713.55	$135.79	$12,580.36
7	$12,580.36	$629.02	$13,209.38	$141.08	$13,070.99
8	$13,070.99	$653.55	$13,724.54	$146.58	$13,580.76
9	$13,580.76	$679.04	$14,259.80	$152.30	$14,110.41
10	$14,110.41	$705.52	$14,815.93	$158.24	$14,660.72
Cumulative		$5,975.29		$1,340.19

FEDERATED INTERNATIONAL LEADERS FUND - R6 CLASS
ANNUAL EXPENSE RATIO: 1.03%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$105.04	$10,397.00
2	$10,397.00	$519.85	$10,916.85	$109.21	$10,809.76
3	$10,809.76	$540.49	$11,350.25	$113.55	$11,238.91
4	$11,238.91	$561.95	$11,800.86	$118.06	$11,685.09
5	$11,685.09	$584.25	$12,269.34	$122.75	$12,148.99
6	$12,148.99	$607.45	$12,756.44	$127.62	$12,631.30
7	$12,631.30	$631.57	$13,262.87	$132.68	$13,132.76
8	$13,132.76	$656.64	$13,789.40	$137.95	$13,654.13
9	$13,654.13	$682.71	$14,336.84	$143.43	$14,196.20
10	$14,196.20	$709.81	$14,906.01	$149.12	$14,759.79
Cumulative		$5,994.72		$1,259.41
June 28, 2018
Federated International Leaders Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454365 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Federated International Leaders Fund
A Portfolio of Federated World Investment Series, Inc.
CLASS T SHARES (TICKER FGFTX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JANUARY 31, 2018
The Board of Directors of Federated International Leaders Fund (the “Fund”) has approved a reduction in the Fund's management fee from 0.90% to 0.85% of the Fund's average daily net assets effective June 28, 2018:
1. Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold Class T Shares (T) of the Fund.
Shareholder Fees (fees paid directly from your investment)	T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.85%
Distribution (12b-1) Fee	None
Other Expenses[2]	0.52%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses[1]	1.39%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.24%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	Because the Class T Shares have not yet commenced operations, “Other Expenses” are based on estimated amounts for the current fiscal year.
3	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2018, total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, tax reclaim recovery expenses, proxy-related expenses, interest expense and extraordinary expenses, if any) paid by the Fund's T class (after the voluntary waivers and/or reimbursements) will not exceed 1.22% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) February 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$388
3 Years	$679
5 Years	$991
10 Years	$1,877
June 28, 2018
Federated International Leaders Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454367 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Federated International Leaders Fund
A Portfolio of Federated World Investment Series, Inc.
CLASS T SHARES (TICKER FGFTX)

SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 2018
The Board of Directors of Federated International Leaders Fund (the “Fund”) has approved a reduction in the Fund's management fee from 0.90% to 0.85% of the Fund's average daily net assets effective June 28, 2018:
1. Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
This table describes the fees and expenses that you may pay if you buy and hold Class T Shares (T) of the Fund.
Shareholder Fees (fees paid directly from your investment)	T
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.85%
Distribution (12b-1) Fee	None
Other Expenses[2]	0.52%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses[1]	1.39%
Fee Waivers and/or Expense Reimbursements[1,3]	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.24%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund.
2	Because the Class T Shares have not yet commenced operations, “Other Expenses” are based on estimated amounts for the current fiscal year.
3	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective February 1, 2018, total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, tax reclaim recovery expenses, proxy-related expenses, interest expense and extraordinary expenses, if any) paid by the Fund's T class (after the voluntary waivers and/or reimbursements) will not exceed 1.22% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) February 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
1 Year	$388
3 Years	$679
5 Years	$991
10 Years	$1,877
2. Under the section entitled “WHO MANAGES THE FUND?” please replace the first sentence of the sub-section “ADVISORY FEES” with the following:
“The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.85% of the Fund's average daily net assets.”

3. Under the section entitled “APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION” please replace the chart with the following:
FEDERATED INTERNATIONAL LEADERS FUND - T CLASS
ANNUAL EXPENSE RATIO: 1.39%
MAXIMUM FRONT-END SALES CHARGE: 2.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$487.50	$10,237.50	$387.97	$10,101.98
2	$10,101.98	$505.10	$10,607.08	$142.95	$10,466.66
3	$10,466.66	$523.33	$10,989.99	$148.11	$10,844.51
4	$10,844.51	$542.23	$11,386.74	$153.46	$11,236.00
5	$11,236.00	$561.80	$11,797.80	$159.00	$11,641.62
6	$11,641.62	$582.08	$12,223.70	$164.74	$12,061.88
7	$12,061.88	$603.09	$12,664.97	$170.69	$12,497.31
8	$12,497.31	$624.87	$13,122.18	$176.85	$12,948.46
9	$12,948.46	$647.42	$13,595.88	$183.23	$13,415.90
10	$13,415.90	$670.80	$14,086.70	$189.85	$13,900.21
Cumulative		$5,748.22		$1,876.85
June 28, 2018
Federated International Leaders Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454368 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.